Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 88.5% of Net Assets

Non-Convertible Bonds — 88.3%
	ABS Car Loan — 4.8%
$968,830	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$979,949
4,120,620	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	4,129,569
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,904,996
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,789,710
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,470,595
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,582,131
1,875,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.190%, 12/10/2030(a)	1,909,685
3,580,000	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630%, 9/10/2032(a)	3,656,291
7,425,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	7,385,423
2,116,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,113,978
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	11,313,935
5,705,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	5,834,830
6,230,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	6,414,046
3,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	3,823,504
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	4,021,579
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,366,227
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	5,362,690
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	9,458,557
22,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	23,214,250
8,845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	9,179,645
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,525,236
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,905,653
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,770,885
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,061,544
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,089,051
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	$10,149,118
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,546,417
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,090,035
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,282,308
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,584,612
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,173,460
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,356,832
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,845,845
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	402,620
13,025,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	13,312,747
21,175,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	21,663,757
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,896,947
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,937,191
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,600,485
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,526,984
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,550,390
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,750,522
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,231,307
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,824,287
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	9,030,880
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	893,681
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,044,214
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,107,171
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,560,764
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,577,636
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,485,840
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,321,425
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,404,521
5,830,731	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	5,808,510
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,855,896

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	$10,957,433
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,980,523
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,186,714
1,527,249	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	1,533,524
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,725,177
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,195,457
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,171,907
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,705,613
4,495,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	4,558,215
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,750,971
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,135,743
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,438,661
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,631,793
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,974,109
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,164,978
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,766,661
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,265,645
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,688,276
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,631,133
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,675,324
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,238,850
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,486,515
2,025,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590%, 1/15/2031(a)	2,061,411
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,025,831
6,345,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,585,624
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,119,058
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	883,562
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	696,221
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,381,181
1,644,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class C, 4.940%, 9/15/2031(a)	1,641,639
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,902,780
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$2,814,231	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 30 day USD SOFR Average + 1.400%, 5.789%, 5/20/2032(a)(b)	$2,820,193
18,608,720	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/2033(a)	18,652,525
11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	11,170,556
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,514,378
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,803,652
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,527,352
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	802,582
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	301,732
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,676,862
7,969,568	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	8,019,195
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,342,353
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,614,067
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,034,411
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,588,106
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,833,952
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	659,869
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	944,724
31,760,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	32,672,719
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	484,283
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	738,821
3,118,559	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	3,142,092
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,809,676
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,351,095
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,945,086
8,665,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C, 5.050%, 4/20/2033(a)	8,743,089
1,285,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	1,303,374
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,262,396
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	588,329
4,155,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	4,204,764
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,137,007
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,512,790

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	$8,647,724
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,851,682
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	20,014,092
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,200,615
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,382,050
13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	13,502,002
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,360,003
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,009,224
5,966,466	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	6,025,695
		801,436,007
	ABS Credit Card — 0.5%
14,790,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	14,741,474
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,439,973
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,634,882
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,278,300
9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	9,531,509
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,726,163
		82,352,301
	ABS Home Equity — 2.7%
6,794,904	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,591,380
9,833,768	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	9,478,813
1,732,531	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,701,305
14,744,247	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	13,465,826
1,068,236	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	1,072,449
417,124	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	415,535
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,799,189
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.697%, 5/15/2052(a)(b)	1,248,065
6,575,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	6,402,483
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,682,650
2,790,641	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 4.239%, 3/28/2029(a)(b)	2,790,641
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,612,640
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$3,522,045	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.136%, 12/27/2060(a)(b)	$3,507,759
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.972%, 7/25/2057(a)(b)	5,259,737
4,279,754	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	3,802,480
3,252,187	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.448%, 4/25/2043(a)(b)	3,296,822
2,115,318	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.106%, 5/25/2042(a)(b)	2,164,732
1,205,658	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.856%, 10/25/2043(a)(b)	1,211,519
4,696,825	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 5.456%, 2/25/2044(a)(b)	4,707,698
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	13,629,846
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,829,481
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,736,272
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,548,530
1,910,507	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	1,861,720
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,177,919
2,409,604	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,338,050
944,544	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	825,334
10,314,578	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,997,229
5,147,694	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,986,452
1,472,422	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,473,263
1,305,966	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,288,862
1,283,294	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,253,748
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,612,631
2,178,807	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	2,135,318
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	489,715

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	$1,543,273
24,222,474	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	23,076,291
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,244,198
11,092,491	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	10,104,916
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,249,060
9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	9,400,678
18,042,168	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	16,742,153
4,422,483	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,642,443
15,293,169	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	15,309,593
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,658,996
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,396,698
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,996,116
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,499,537
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,757,075
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,306,000
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	895,480
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,249,662
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,910,396
967,746	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	956,524
3,197,258	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	3,197,888
7,709,593	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	7,712,076
2,154,984	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,123,506
7,810,178	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	7,648,398
17,201,277	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	16,896,694
5,427,798	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	5,447,502
8,201,905	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	8,144,018
4,805,091	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	4,788,975
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	23,173,741
202,603	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	189,528
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,821,295
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	$4,360,519
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,664,292
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,085,163
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,310,779
3,122,086	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,000,276
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,475,106
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,875,575
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,550,614
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,139,931
9,626,620	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	8,467,248
10,735,573	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	9,809,378
		450,217,684
	ABS Other — 7.2%
1,616,665	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,647,280
30,736,413	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	31,535,529
3,032,034	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	2,906,922
8,568,333	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	8,826,600
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	17,050,999
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	980,779
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,544,382
894,727	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	897,531
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,274,536
16,530,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	16,664,984
21,293,063	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	21,823,516
54,130,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	54,727,487
13,353,113	Aqua Finance Issuer Trust, Series 2025-A, Class A, 5.250%, 12/19/2050(a)	13,603,565
18,070,492	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	18,238,911
1,167,713	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	1,176,232
18,265,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	18,216,689
5,587,301	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	5,546,334
3,724,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,650,873

Principal Amount	Description	Value (†)

	ABS Other — continued
$7,804,078	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	$8,155,861
3,205,745	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	3,298,801
7,978,901	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	8,198,058
11,047,146	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	11,106,425
1,968,746	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,977,682
18,159,147	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	18,235,245
5,009,375	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	4,776,518
5,139,658	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	5,077,930
3,994,489	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	3,749,297
6,748,426	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,291,503
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,925,307
14,115,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	14,313,372
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,387,279
6,470,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	6,552,887
18,140,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	18,384,328
11,755,152	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	11,892,346
15,347,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	15,089,933
11,765,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	11,427,874
3,235,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	3,312,672
35,240,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	35,362,212
26,300,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	25,637,108
6,809,865	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	6,363,744
4,114,294	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	4,294,892
2,147,448	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,245,781
5,341,296	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	5,411,817
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	51,740,031
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	18,306,243
26,600,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	26,585,184
4,937,751	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	5,002,270
1,930,460	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	1,958,336
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	6,044,017
Principal Amount	Description	Value (†)

	ABS Other — continued
$4,935,781	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	$5,059,136
196,296	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	195,835
388,332	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	400,629
1,992,695	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	2,019,896
1,275,106	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	1,287,632
2,992,180	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	3,049,155
1,744,542	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	1,722,718
843,268	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	825,728
1,501,495	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,447,390
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,430,997
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,218,204
7,071,775	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	7,010,065
404,550	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	393,156
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,918,992
12,704,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	12,761,338
25,165,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class A, 5.460%, 4/10/2032(a)	25,293,492
1,353,854	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	1,343,741
3,103,447	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	3,099,350
2,386,934	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	2,327,165
11,615,036	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	10,972,949
2,369,093	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,265,769
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,432,058
233,288	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	233,401
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	711,007
11,940,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	12,103,530
2,946,837	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	2,852,095
34,607,304	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	34,051,615
159,287	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	157,873
2,368,628	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	2,410,226
9,508,943	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	9,019,212
10,875,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	11,014,613

Principal Amount	Description	Value (†)

	ABS Other — continued
$7,920,150	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	$7,993,894
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,257,785
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,679,374
3,120,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	3,178,818
1,675,000	OneMain Financial Issuance Trust, Series 2019-2A, Class D, 4.050%, 10/14/2036(a)	1,620,223
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	8,080,502
17,919,741	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	18,238,748
9,934,995	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	10,009,637
4,347,344	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	4,449,005
5,050,000	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.750%, 3/15/2043(a)	5,050,682
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,383,854
13,145,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	13,063,080
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,187,185
8,020,000	Reach ABS Trust, Series 2025-2A, Class B, 5.120%, 8/18/2032(a)	8,094,738
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,614,409
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,846,663
5,250,000	Regional Management Issuance Trust, Series 2025-1, Class D, 6.580%, 4/17/2034(a)	5,341,198
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,061,589
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,644,256
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,949,119
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,538,530
26,230,260	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	25,942,695
14,820,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	15,156,478
1,650,519	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,618,786
199,247	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	197,640
579,239	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	593,997
699,383	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	723,539
2,327,336	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	2,400,673
16,945,616	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	17,121,935
5,526,787	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	5,697,410
8,930,000	Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2, 5.000%, 5/25/2050(a)	8,914,962
Principal Amount	Description	Value (†)

	ABS Other — continued
$1,152,360	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	$1,199,208
6,693,302	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	6,778,874
2,523,813	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,342,275
5,357,607	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	4,992,866
22,889,497	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	21,256,581
2,034,972	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	1,691,452
18,191,306	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	17,396,033
2,305,290	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	2,073,054
8,664,830	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	8,514,797
5,516,195	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	5,659,748
5,151,937	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,167,896
3,394,687	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,474,524
25,908,118	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	26,009,031
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.641%, 11/15/2027(a)(b)	31,894,815
197,202	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	189,184
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,258,899
13,425,227	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	13,686,482
728,171	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	708,985
523,829	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	522,455
335,482	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	335,095
2,826,037	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,653,622
2,217,204	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,130,441
12,349,984	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	12,783,229
		1,195,818,019
	ABS Residential Mortgage — 1.3%
31,059,461	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	31,143,831
13,660,985	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	13,677,609
3,141,775	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	3,147,807
9,526,575	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	9,536,479
11,639,281	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	11,637,873

Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$10,832,640	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	$10,796,015
28,755,317	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	28,854,781
33,803,197	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	33,921,545
3,139,621	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	3,146,748
29,885,892	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	29,911,490
9,964,438	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	9,985,764
23,519,128	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	23,543,835
420,065	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	419,994
		209,723,771
	ABS Student Loan — 0.6%
658,662	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	675,072
24,521,137	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	25,094,196
2,150,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	2,217,986
344,234	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	326,027
1,364,819	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,242,026
1,977,032	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	1,863,186
2,212,081	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,063,794
355,350	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	336,292
1,750,291	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,601,237
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	556,693
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,522,127
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,468,018
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	6,082,097
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	5,994,501
174,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.030%, 6/15/2032(b)	173,642
187,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.000%, 6/15/2032(b)	186,615
330,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.030%, 3/15/2033(b)	329,304
216,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.050%, 3/15/2033(b)	215,545
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.170%, 9/15/2032(b)	$140,000
357,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.170%, 9/15/2032(b)	357,000
324,495	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	323,485
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	211,025
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,571,454
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,492,045
1,794,180	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	1,775,313
3,665,657	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	3,592,769
411,198	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	398,876
2,540,468	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,387,275
1,353,056	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,274,575
5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	5,969,554
22,572,237	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	23,058,262
7,230,509	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	7,441,982
		103,941,973
	ABS Whole Business — 0.9%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,478,424
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,789,116
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	5,018,950
14,101,312	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,923,233
4,799,513	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,099,610
2,009,400	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	2,080,912
6,657,820	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,383,864
17,041,900	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,746,300
2,171,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	2,023,814

Principal Amount	Description	Value (†)

	ABS Whole Business — continued
$9,494,100	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	$9,681,239
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,530,635
35,650,600	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	36,150,421
10,088,762	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	10,078,351
1,194,321	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,176,747
9,815,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	10,168,968
		156,330,584
	Aerospace & Defense — 3.3%
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,786,574
69,430,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	71,955,863
32,338,000	Boeing Co., 3.625%, 2/01/2031	30,973,202
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,710,829
23,082,000	Boeing Co., 5.705%, 5/01/2040	23,552,461
64,670,000	Boeing Co., 5.805%, 5/01/2050	64,609,454
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,523,467
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,280,733
15,415,000	Boeing Co., 6.528%, 5/01/2034	17,040,761
46,385,000	Boeing Co., 6.858%, 5/01/2054	52,911,513
10,340,000	Boeing Co., 7.008%, 5/01/2064	11,970,136
41,032,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	42,520,659
29,248,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	30,486,318
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,946,609
26,330,000	RTX Corp., 5.150%, 2/27/2033	27,271,112
59,165,000	RTX Corp., 6.100%, 3/15/2034	64,785,292
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,506,630
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,356,717
38,470,000	Textron, Inc., 6.100%, 11/15/2033	41,556,499
		552,744,829
	Agency Commercial Mortgage-Backed Securities — 0.0%
8,495,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	8,542,402
	Airlines — 0.3%
1,303,172	American Airlines, Series B, Class B, 3.700%, 4/15/2027	1,302,096
9,261,348	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,777,172
691,104	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	689,224
3,941,147	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,743,124
9,951,763	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	9,516,871
2,877,967	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	2,773,209
1,850,945	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,738,702
2,441,304	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,496,380
19,279,846	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	19,872,701
		50,909,479
Principal Amount	Description	Value (†)

	Apartment REITs — 0.1%
$2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	$1,935,598
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,635,724
		10,571,322
	Automotive — 0.4%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,502,347
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	376,519
42,485,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	44,004,083
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,607,255
17,195,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	16,462,610
		73,952,814
	Banking — 4.8%
11,085,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	11,575,301
5,135,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	5,259,773
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	16,536,909
40,415,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	43,304,922
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	18,489,535
15,870,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	16,254,522
23,965,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	23,701,420
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,568,548
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,841,357
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,871,845
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	13,186,063
25,570,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	26,951,413
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,313,360
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	62,216,729
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	22,510,865
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,706,324
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	20,165,158

Principal Amount	Description	Value (†)

	Banking — continued
$76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	$81,482,991
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	25,216,029
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	36,213,047
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,918,223
55,585,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	55,441,016
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	9,996,055
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,408,812
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	11,037,755
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	21,170,273
42,885,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	44,639,321
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	26,600,742
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	30,340,403
14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	13,037,397
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	8,058,308
39,465,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	41,416,588
44,565,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	44,475,926
		796,906,930
	Brokerage — 0.8%
18,635,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	19,092,154
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	34,597,392
10,620,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	11,119,149
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	8,081,192
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,223,482
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	7,090,297
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	28,318,239
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	20,789,610
		135,311,515
	Building Materials — 1.2%
2,995,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(a)	2,934,823
18,540,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	19,098,736
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	61,507,866
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,625,850
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,272,961
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	3,117,862
9,825,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	9,975,466
Principal Amount	Description	Value (†)

	Building Materials — continued
$14,005,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	$14,344,957
37,990,000	Owens Corning, 5.700%, 6/15/2034	40,019,017
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,406,457
		201,303,995
	Cable Satellite — 1.4%
40,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	25,569,335
11,447,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	11,992,214
26,483,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	28,223,374
13,218,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	14,124,717
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	12,408,746
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,753,010
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,479,376
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	13,333,925
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	318,500
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	394,107
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,133,742
3,120,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,094,135
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	9,448,627
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,905,222
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	94,609,369
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,795,607
		229,584,006
	Collateralized Mortgage Obligations — 0.2%
30,392,399	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 5.256%, 10/25/2053(b)	30,237,459
6,025,606	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,247,171
		35,484,630
	Construction Machinery — 0.3%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,556,067
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,471,814
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	11,253,099
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,570,515
3,085,000	United Rentals North America, Inc., 3.750%, 1/15/2032	2,857,886
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	28,719,911
		56,429,292
	Consumer Cyclical Services — 1.0%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	52,247,984
65,520,000	Expedia Group, Inc., 5.400%, 2/15/2035	67,237,531
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	29,445,165
10,540,000	Uber Technologies, Inc., 4.800%, 9/15/2035	10,444,383
		159,375,063
	Consumer Products — 0.1%
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,993,382
1,393,000	Whirlpool Corp., 6.125%, 6/15/2030	1,403,910
1,494,000	Whirlpool Corp., 6.500%, 6/15/2033	1,490,924
		8,888,216

Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.9%
$22,305,000	Amphenol Corp., 5.000%, 1/15/2035	$22,757,843
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,416,746
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	41,150,115
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,752,897
8,655,000	Otis Worldwide Corp., 5.125%, 11/19/2031	8,972,432
5,830,000	Otis Worldwide Corp., 5.131%, 9/04/2035	5,898,856
38,470,000	Veralto Corp., 5.450%, 9/18/2033	40,228,791
		148,177,680
	Electric — 1.3%
13,229,029	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,619,436
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	32,697,060
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,561,789
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	18,156,402
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,828,631
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,508,464
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,084,271
61,170,000	Pacific Gas & Electric Co., 5.800%, 5/15/2034	63,382,136
31,395,000	Southern Co., 5.700%, 3/15/2034	33,157,954
7,640,000	Southern Power Co., Series B, 4.900%, 10/01/2035	7,534,575
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,488,334
		217,019,052
	Environmental — 0.5%
24,505,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	24,719,071
5,331,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	5,200,974
18,983,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	19,864,204
32,260,000	Waste Management, Inc., 4.950%, 3/15/2035	32,743,392
		82,527,641
	Finance Companies — 3.1%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,642,893
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	58,332,156
15,387,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	13,825,364
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	852,297
32,622,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	32,472,186
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,346,300
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,303,576
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,477,502
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,859,937
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,225,104
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	7,156,203
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	33,480,144
15,805,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	15,790,528
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,771,244
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,759,118
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,745,785
Principal Amount	Description	Value (†)

	Finance Companies — continued
$25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	$26,859,976
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,644,324
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,565,729
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,332,303
20,875,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	21,230,699
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	28,994,062
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	27,038,149
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,100,495
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,347,615
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	22,833,914
21,775,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	22,252,092
18,841,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	19,346,918
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,486,236
		510,072,849
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	235,759
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	73,462
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	654,033
193,500	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	8,106
2,004,370	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	260,338
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	166,400
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	61,472
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	45,987
		1,505,557
	Food & Beverage — 1.0%
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,692,106
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	9,362,765
22,730,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	21,472,933
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,446,649
18,560,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	20,518,146
17,110,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	17,472,903
11,855,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	12,453,705
46,260,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	42,343,550

Principal Amount	Description	Value (†)

	Food & Beverage — continued
$20,030,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	$19,359,828
935,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	1,032,324
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,627,893
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,754,151
		159,536,953
	Gaming — 0.4%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,390,399
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,646,173
51,035,000	VICI Properties LP, 5.125%, 5/15/2032	51,537,313
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	5,153,116
		64,727,001
	Government Owned - No Guarantee — 0.3%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	22,995,795
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,304,994
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	23,271,795
		58,572,584
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,654,870
	Health Insurance — 1.0%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,273,049
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,704,588
27,795,000	Centene Corp., 3.000%, 10/15/2030	24,835,871
16,405,000	Centene Corp., 3.375%, 2/15/2030	15,087,464
51,155,000	Centene Corp., 4.625%, 12/15/2029	49,588,441
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,254,750
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	67,327,175
4,440,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	4,028,976
		175,100,314
	Healthcare — 0.9%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,595,105
254,735	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	260,734
177,664	CVS Pass-Through Trust, 6.036%, 12/10/2028	180,402
8,439,553	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,093,869
890,483	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	840,393
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,684,021
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,551,238
10,120,000	HCA, Inc., 4.125%, 6/15/2029	10,032,291
10,235,000	HCA, Inc., 5.125%, 6/15/2039	9,862,065
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,729,185
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,944,768
55,845,000	HCA, Inc., 5.600%, 4/01/2034	57,971,839
3,915,000	HCA, Inc., 5.750%, 3/01/2035	4,093,032
3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	3,936,383
2,910,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,228,776
		152,004,101
	Home Construction — 0.6%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	18,665,404
11,360,000	DR Horton, Inc., 5.500%, 10/15/2035	11,778,030
7,794,000	MDC Holdings, Inc., 6.000%, 1/15/2043	7,417,493
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	12,045,984
42,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	43,173,508
		93,080,419
Principal Amount	Description	Value (†)

	Independent Energy — 3.0%
$7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	$6,730,455
19,261,000	Aker BP ASA, 4.000%, 1/15/2031(a)	18,562,385
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,125,878
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,542,146
77,325,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	78,751,669
7,675,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	7,955,514
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	72,312,950
140,594,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	144,985,338
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,706,697
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,679,378
22,445,000	EQT Corp., 3.625%, 5/15/2031(a)	20,987,739
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,997,502
1,075,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,085,287
5,355,000	Var Energi ASA, 6.500%, 5/22/2035(a)	5,694,006
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,934,916
26,150,000	Var Energi ASA, 8.000%, 11/15/2032(a)	30,348,135
56,567,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	57,512,800
		494,912,795
	Industrial Other — 0.1%
8,580,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	9,060,052
	Leisure — 2.1%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,885,645
37,895,000	Carnival Corp., 5.750%, 3/15/2030(a)	38,690,264
40,295,000	Carnival Corp., 5.750%, 8/01/2032(a)	41,007,335
53,295,000	Carnival Corp., 6.125%, 2/15/2033(a)	54,629,294
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,234,762
7,390,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	7,433,096
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	11,214,089
50,665,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	51,662,068
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	69,753,261
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,597,779
52,271,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	52,307,683
		348,415,276
	Life Insurance — 0.6%
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	19,563,756
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	7,007,774
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,399,463
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	10,100,607
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	35,724,836
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	7,024,816
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,058,551
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	17,060,237
		107,940,040

Principal Amount	Description	Value (†)

	Lodging — 0.5%
$5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	$5,942,124
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,791,293
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	36,835,785
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	5,148,709
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	10,310,505
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,106,067
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	14,252,741
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,820,730
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	236,746
		89,444,700
	Media Entertainment — 0.9%
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	16,272,302
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	84,210,648
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	44,532,171
13,837,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	12,678,151
		157,693,272
	Metals & Mining — 1.8%
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,379,429
12,646,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	13,402,547
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,706,154
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	7,022,913
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,149,153
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	11,005,963
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	22,693,815
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	22,098,893
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,604,271
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,634,705
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	98,321,158
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,664,947
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,506,088
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,626,315
		294,816,351
	Midstream — 3.8%
2,995,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	3,084,646
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,681,652
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	32,446,163
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	55,830,435
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	12,353,014
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,113,765
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	685,780
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,294,164
125,000	Energy Transfer LP, 5.600%, 9/01/2034	128,289
34,865,000	Energy Transfer LP, 5.700%, 4/01/2035	36,000,884
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	49,937,793
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	56,401,202
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,356,082
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	98,081
Principal Amount	Description	Value (†)

	Midstream — continued
$12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	$13,920,978
5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	5,130,786
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,310,191
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,128,534
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,622,987
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	46,324,289
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	54,563,391
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	10,175,143
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,960,710
16,180,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	14,578,582
20,530,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	19,377,202
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,310,096
14,278,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	15,029,842
18,256,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	20,173,063
12,616,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	14,239,784
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,118,110
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,497,777
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,410,320
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,660,053
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	632,027
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	28,454,685
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,224,670
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	7,017,209
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,761,146
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	47,796,612
		624,830,137
	Mortgage Related — 0.0%
231	Federal National Mortgage Association, 6.000%, 7/01/2029	237
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,537,451
	Non-Agency Commercial Mortgage-Backed Securities — 2.5%
4,955,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.894%, 6/15/2040(a)(b)	4,979,775
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,444,940
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	373,651

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.150%, 5/15/2039(a)(b)	$4,414,373
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.382%, 8/15/2039(a)(b)	8,368,989
2,985,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.990%, 1/17/2039(a)(b)	2,983,484
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	11,500,411
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	1,494,396
7,770,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	7,774,856
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.593%, 3/15/2042(a)(b)	69,222,053
54,890,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	55,005,653
8,440,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 7/15/2044(a)(b)	8,457,648
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	55,774,091
484,947	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	471,005
455,790	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.690%, 12/10/2044(b)	425,024
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,684,191
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,256,962
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	318,107
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	402,772
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,397,452
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,767,706
3,647,169	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.345%, 7/15/2038(a)(b)	3,647,169
5,773,068	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.645%, 7/15/2038(a)(b)	5,773,068
4,532,609	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 5.965%, 7/15/2038(a)(b)	4,532,609
19,785,785	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	19,785,785
3,920,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	3,920,000
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,320,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.750%, 10/15/2042(a)(b)	$3,320,000
2,225,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 6.000%, 10/15/2042(a)(b)	2,225,000
30,590,000	GFH Mortgage Trust, Series 2025-IND, Class A, 5.148%, 6/15/2033(a)	30,921,889
7,837,631	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,719,919
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,696,875
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	1,857,685
138,663	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	138,542
2,303,403	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.689%, 12/15/2047(a)(b)	2,234,416
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.689%, 12/15/2047(a)(b)	322,167
11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	11,487,832
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 1/15/2042(a)(b)	7,218,425
2,590,814	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,570,088
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	6,183,797
307,402	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.859%, 10/15/2046(b)	292,035
1,699,669	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,618,935
5,755,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	4,800,515
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,718,752
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	8,250,600
174,259	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	169,031
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,941,336
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	192,600

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$803,375	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	$747,147
2,956,239	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,649,559
		418,453,315
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,887,518
	Oil Field Services — 0.4%
65,033,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	63,721,523
	Other REITs — 0.3%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,337,451
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,705,541
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	38,517,442
		57,560,434
	Pharmaceuticals — 1.5%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,278,023
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,960,050
49,530,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	50,037,764
44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	45,600,023
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	45,233,856
9,089,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,927,420
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	40,685,841
4,139,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,133,219
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,156,683
5,947,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	6,193,717
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,665,913
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,274,139
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,585,353
10,760,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	11,081,821
		245,813,822
	Property & Casualty Insurance — 0.8%
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,341,405
8,590,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	8,691,564
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,311,792
6,505,000	Brown & Brown, Inc., 5.550%, 6/23/2035	6,691,378
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,763,041
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	25,296,414
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	41,486,239
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,507,608
		126,089,441
	Restaurants — 0.3%
2,595,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	2,477,678
Principal Amount	Description	Value (†)

	Restaurants — continued
$665,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	$649,072
33,225,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	31,312,018
4,520,000	Yum! Brands, Inc., 3.625%, 3/15/2031	4,220,514
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	7,012,229
		45,671,511
	Retailers — 0.1%
370,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	361,890
3,405,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,592,275
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,778,971
		13,733,136
	School District — 0.1%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,948,667
	Technology — 7.6%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,547,172
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,720,818
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	22,092,944
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	58,201,559
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,695,829
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,871,595
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	42,519,536
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	13,937,645
70,750,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	64,566,515
6,584,000	Broadcom, Inc., 4.300%, 11/15/2032	6,498,963
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,752,467
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,514,674
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	20,229,972
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	51,785,872
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	47,033,069
29,765,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	29,598,976
11,090,000	Entegris, Inc., 3.625%, 5/01/2029(a)	10,540,159
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	58,270,869
11,869,000	Equinix, Inc., 2.500%, 5/15/2031	10,697,648
7,380,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	7,471,831
17,300,000	Fiserv, Inc., 4.550%, 2/15/2031	17,364,142
17,830,000	Fiserv, Inc., 5.150%, 8/12/2034	18,043,116
49,180,000	Fiserv, Inc., 5.625%, 8/21/2033	51,631,705
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,623,362
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,546,975
10,455,000	Leidos, Inc., 5.400%, 3/15/2032	10,861,523
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,929,601
51,163,000	Leidos, Inc., 5.750%, 3/15/2033	54,037,014
7,080,000	Micron Technology, Inc., 5.875%, 2/09/2033	7,519,776
62,162,000	Micron Technology, Inc., 5.875%, 9/15/2033	66,127,781
4,915,000	Micron Technology, Inc., 6.050%, 11/01/2035	5,251,374
49,180,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	50,977,398
34,155,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	35,581,636
32,220,000	MSCI, Inc., 5.250%, 9/01/2035	32,486,748
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	16,189,302
13,765,000	NetApp, Inc., 5.700%, 3/17/2035	14,388,987
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,317,737
49,510,000	Oracle Corp., 5.200%, 9/26/2035	49,782,623

Principal Amount	Description	Value (†)

	Technology — continued
$11,575,000	Paychex, Inc., 5.600%, 4/15/2035	$12,117,661
32,130,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	30,834,273
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,475,242
11,265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	10,396,229
8,643,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	8,341,843
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	20,161,981
23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	23,449,478
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	13,360,030
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,987,059
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	72,166,458
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	37,807,115
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,508,847
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,561,141
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	5,123,832
1,811,000	Western Digital Corp., 4.750%, 2/15/2026	1,809,943
		1,268,310,045
	Treasuries — 18.3%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	62,579,387
148,890,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	137,432,450
446,650,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	412,313,781
1,033,885,000	U.S. Treasury Bonds, 4.750%, 2/15/2045(f)	1,040,346,781
87,335,000	U.S. Treasury Bonds, 4.875%, 8/15/2045	89,286,391
729,695,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	757,742,652
87,170,000	U.S. Treasury Notes, 3.875%, 3/31/2027	87,428,786
464,140,000	U.S. Treasury Notes, 3.875%, 4/30/2030	467,077,134
		3,054,207,362
	Wireless — 1.4%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	10,030,909
34,780,000	American Tower Corp., 5.900%, 11/15/2033	37,279,209
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	656,145
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	52,818,695
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,673,303
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,196,104
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	54,580,837
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	58,602,263
		228,837,465
	Wirelines — 0.3%
43,160,000	AT&T, Inc., 5.375%, 8/15/2035	44,451,706
	Total Non-Convertible Bonds (Identified Cost $14,362,433,768)	14,706,140,109

Convertible Bonds — 0.1%
	Cable Satellite — 0.1%
7,330,223	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	18,032,349
Principal Amount	Description	Value (†)

	Financial Other — 0.0%
$21,154,257	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	$1,179,138
4,953,708	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	37,153
		1,216,291
	Total Convertible Bonds (Identified Cost $12,111,958)	19,248,640

Municipals — 0.1%
	Virginia — 0.1%
6,730,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,488,575)	5,068,659
	Total Bonds and Notes (Identified Cost $14,381,034,301)	14,730,457,408

Collateralized Loan Obligations — 5.3%
13,405,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 5.569%, 7/22/2038(a)(b)	13,458,580
9,975,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 6.249%, 4/18/2037(a)(b)	10,008,316
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.476%, 7/20/2031(a)(b)	14,731,035
16,505,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	16,562,767
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.768%, 7/15/2037(a)(b)	7,937,229
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.579%, 10/15/2034(a)(b)	3,526,023
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.618%, 7/16/2037(a)(b)	1,678,631
20,050,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.698%, 10/16/2037(a)(b)	20,128,476
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.204%, 2/20/2036(a)(b)	1,150,000
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 5.329%, 7/18/2030(a)(b)	5,319,925
4,005,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(g)	4,006,726
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 5.506%, 4/20/2038(a)(b)	4,392,816
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 6.026%, 10/20/2037(a)(b)	6,219,983
3,579,000	Benefit Street Partners CLO XXXI Ltd., Series 2023-31A, Class BR, 3 mo. USD SOFR + 1.750%, 6.069%, 4/25/2038(a)(b)	3,599,461

Principal Amount	Description	Value (†)

$2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.969%, 1/25/2038(a)(b)	$2,703,220
17,040,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	17,089,126
10,015,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	10,039,617
13,735,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(g)	13,741,002
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.732%, 10/22/2037(a)(b)	20,279,001
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.279%, 7/15/2031(a)(b)	2,527,889
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.072%, 7/17/2037(a)(b)	6,515,860
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.649%, 1/18/2038(a)(b)	54,484,729
11,410,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 5.646%, 7/15/2038(a)(b)	11,455,012
11,715,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	11,751,234
3,970,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.679%, 7/23/2037(a)(b)	3,979,925
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.229%, 10/15/2034(a)(b)	4,421,998
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.856%, 4/20/2037(a)(b)	8,752,595
19,410,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	19,469,317
7,115,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.596%, 4/20/2038(a)(b)	7,134,716
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.602%, 1/15/2031(a)(b)	3,336,928
24,520,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	24,605,820
28,260,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(g)	28,260,000
14,870,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	14,876,409
3,620,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.667%, 7/20/2037(a)(b)	3,636,308
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.629%, 4/15/2034(a)(b)	3,536,350
Principal Amount	Description	Value (†)

$37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	$37,745,329
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.848%, 4/15/2037(a)(b)	2,427,654
2,340,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 3 mo. USD SOFR + 1.382%, 5.704%, 7/17/2034(a)(b)	2,340,000
25,360,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 5.572%, 10/15/2038(a)(b)	25,471,838
3,980,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 5.488%, 10/18/2035(a)(b)	3,982,022
22,900,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 0.000%, 10/20/2038(a)(b)(g)	22,910,007
13,895,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.268%, 4/15/2035(a)(b)	13,937,102
11,735,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.556%, 10/25/2038(a)(b)	11,728,311
18,665,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.696%, 7/20/2037(a)(b)	18,712,726
14,590,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.972%, 10/17/2036(a)(b)	14,590,000
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.656%, 1/21/2038(a)(b)	33,978,275
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.049%, 4/16/2031(a)(b)	7,173,011
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 6.179%, 7/15/2030(a)(b)	2,003,938
28,405,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(a)(b)	28,447,607
18,490,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.422%, 10/19/2038(a)(b)	18,545,285
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	40,609,176
14,358,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A2, 3 mo. USD SOFR + 1.450%, 5.768%, 1/15/2033(a)(b)	14,343,139
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2035(a)(b)	12,880,407
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.276%, 4/20/2036(a)(b)	19,660,182
28,735,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.696%, 10/20/2037(a)(b)	28,888,330
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.987%, 4/20/2034(a)(b)	1,730,969
21,695,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	21,765,509

Principal Amount	Description	Value (†)

$6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.837%, 4/20/2034(a)(b)	$6,688,003
25,405,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.288%, 10/15/2038(a)(b)	25,415,975
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.069%, 10/24/2037(a)(b)	11,772,520
21,870,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.571%, 4/20/2038(a)(b)	21,870,853
4,275,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	4,285,867
12,070,000	Symphony CLO 48 Ltd., Series 2025-48A, Class B, 3 mo. USD SOFR + 1.750%, 6.077%, 4/20/2038(a)(b)	12,110,953
25,310,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	25,334,804
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.337%, 10/20/2034(a)(b)	1,834,047
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.290%, 10/18/2031(a)(b)	3,343,838
	Total Collateralized Loan Obligations (Identified Cost $879,663,075)	881,844,701

Senior Loans — 3.8%
	Automotive — 0.0%
5,235,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(d)	1,841,621
4,085,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(d)	1,438,696
		3,280,317
	Brokerage — 0.0%
7,770,589	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(h)	7,783,255
	Construction Machinery — 0.1%
6,585,000	Herc Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.255%, 6/02/2032(b)(h)	6,609,694
5,715,991	Terex Corp., 2025 Term Loan, 10/08/2031(i)	5,721,707
6,184,304	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(h)	6,209,412
		18,540,813
	Consumer Cyclical Services — 0.2%
32,546,865	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(h)	32,580,714
3,640,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(h)	3,640,000
		36,220,714
Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.2%
$6,321,155	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(h)	$6,325,138
27,524,640	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(h)	27,490,234
		33,815,372
	Electric — 0.5%
8,373,747	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(i)	8,371,151
69,742,548	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(h)	69,720,928
		78,092,079
	Environmental — 0.1%
25,060,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(i)	25,091,325
	Gaming — 0.5%
19,820,400	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(h)	19,783,336
50,374,051	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(h)	50,159,962
10,378,988	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(h)	10,358,852
		80,302,150
	Healthcare — 0.3%
38,404,255	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(h)	38,456,101
17,343,477	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(h)	17,417,187
		55,873,288
	Leisure — 0.0%
6,275,563	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(h)	6,230,065
	Lodging — 0.8%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	20,613,029
831,578	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(h)	830,230
48,315,316	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(h)	48,239,944
55,235,812	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(h)	55,393,787
		125,076,990
	Metals & Mining — 0.2%
28,481,875	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(h)	28,523,743
	Paper — 0.2%
29,738,042	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	29,721,984

Principal Amount	Description	Value (†)

	Technology — 0.6%
$6,884,979	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(h)	$6,889,316
33,858,922	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 1/31/2030(b)(h)	33,814,228
56,426,109	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(h)	56,371,376
		97,074,920
	Wireless — 0.1%
10,788,163	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.920%, 1/25/2031(b)(h)	10,819,988
	Total Senior Loans (Identified Cost $637,076,836)	636,447,003

Private Credit — 0.6%
	ABS Other — 0.2%
23,000,000	Coventry PACE SBC4 LLC, 7.250%, 1/31/2056(j)(k)	23,942,913
3,667,136	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(j)(k)	3,680,140
		27,623,053
	Apartment REITs — 0.0%
6,221,748	BFW Issuer 2025-1 LLC, 7.250%, 9/30/2050(j)(k)	6,338,793
	Finance Companies — 0.0%
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(j)(k)	10,285,320
	Financial Other — 0.2%
8,700,000	Industrial DPR Funding Ltd., 5.730%, 7/15/2032(j)(k)	8,748,905
21,750,000	Industrial DPR Funding Ltd., 5.930%, 7/15/2035(j)(k)	21,935,023
		30,683,928
	Technology — 0.2%
17,041,541	AP Grange Holdings, 6.500%, 3/20/2045(j)(k)	17,446,651
15,000,000	AP Grange Holdings LLC, 5.000%, 3/20/2045(j)(k)	15,476,557
		32,923,208
	Total Private Credit (Identified Cost $105,930,472)	107,854,302

Shares	Description	Value (†)
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
217,078	Boeing Co., 6.000% (Identified Cost $11,267,976)	$15,102,117

Principal Amount
Short-Term Investments — 2.3%
$372,432,788
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025
at 2.650% to be repurchased at $372,460,203
on 10/01/2025  collateralized by $41,906,900
U.S. Treasury Note, 2.750% due 7/31/2027
valued at $41,423,491; $29,764,800
U.S. Treasury Note, 3.375% due 9/15/2027
valued at $29,657,602; $230,508,900
U.S. Treasury Note, 3.750% due 8/15/2027
valued at $231,985,602; $76,050,000
U.S. Treasury Note, 3.875% due 7/31/2027
valued at $76,814,763 including accrued
interest(l)
(Identified Cost $372,432,788)
		372,432,788
	Total Investments — 100.6% (Identified Cost $16,387,405,448)	16,744,138,319
	Other assets less liabilities — (0.6)%	(93,231,705)
	Net Assets — 100.0%	$16,650,906,614

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$6,775,700,919 or 40.7% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)	Securities subject to restriction on resale. At September 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Grange Holdings	6/25/2025	$17,322,338	$17,446,651	0.1%
AP Grange Holdings LLC	6/26/2025	15,269,250	15,476,557	0.1%
BFW Issuer 2025-1 LLC	6/03/2025	6,221,748	6,338,793	Less than 0.1%
Coventry PACE SBC4 LLC	5/07/2025	23,000,000	23,942,913	0.2%
Industrial DPR Funding Ltd.	8/07/2025	21,750,000	21,935,023	0.1%
Industrial DPR Funding Ltd.	8/07/2025	8,700,000	8,748,905	0.1%
MSD Investment Corp.	11/20/2024	10,000,000	10,285,320	Less than 0.1%
PureWest ABS Issuer LLC	3/06/2025	3,667,136	3,680,140	Less than 0.1%

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	9,993	$2,081,445,328	$2,082,525,591	$1,080,263
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	3,935	460,280,168	472,445,937	12,165,769
Total					$13,246,032

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	1,180	$128,688,346	$128,850,469	$(162,123)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	18,566	2,113,365,478	2,136,540,469	(23,174,991)
Total					$(23,337,114)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$14,730,457,408	$ —	$14,730,457,408
Collateralized Loan Obligations	—	881,844,701	—	881,844,701
Senior Loans(a)	—	636,447,003	—	636,447,003
Private Credit
ABS Other	—	—	27,623,053	27,623,053
Apartment REITs	—	—	6,338,793	6,338,793
Finance Companies	—	—	10,285,320	10,285,320
Financial Other	—	—	30,683,928	30,683,928
Technology	—	—	32,923,208	32,923,208
Total Private Credit	—	—	107,854,302	107,854,302
Preferred Stocks(a)	15,102,117	—	—	15,102,117
Short-Term Investments	—	372,432,788	—	372,432,788
Total Investments	15,102,117	16,621,181,900	107,854,302	16,744,138,319
Futures Contracts (unrealized appreciation)	13,246,032	—	—	13,246,032
Total	$28,348,149	$16,621,181,900	$107,854,302	$16,757,384,351

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(23,337,114)	$ —	$ —	$(23,337,114)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Private Credit
ABS Other	$ —	$ —	$ —	$955,917	$26,900,000	$(232,864)	$ —	$ —	$27,623,053	$955,917
Apartment REITs	—	—	—	117,045	6,250,000	(28,252)	—	—	6,338,793	117,045
Finance Companies	9,889,870	—	—	395,450	—	—	—	—	10,285,320	395,450
Financial Other	—	—	—	233,928	30,450,000	—	—	—	30,683,928	233,928
Technology	—	—	—	331,619	32,591,589	—	—	—	32,923,208	331,619
Total	$9,889,870	$ —	$ —	$2,033,959	$96,191,589	$(261,116)	$ —	$ —	$107,854,302	$2,033,959